Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	¥ 83,788
Hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	0	¥ 0
Hedging instrument [member] | Interest rate benchmark reform [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,669,889	5,102,495
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Translating foreign operations reserve, balance remaining	37,927	37,813
Changes in translating foreign operations reserve	203,339	96,205
Fair value hedges [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	265,701	138,456
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	320	4,064
Fair value hedges [Member] | Stock price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	14,821	9,508
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0	0
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	¥ (122)	¥ (221)